Assets Held for Sale - Additional Information (Detail)		1 Months Ended		12 Months Ended
	Jan. 08, 2021 EUR (€)	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€) Asset	Mar. 01, 2021
Non-current Assets Held For Sale [member] | Industrial Real Estate Complex [member]
Assets Held For Sale [Line Items]
Cash consideration on disposal of non-current assets held for sale			€ 1,300,000	€ 1,300,000
Non-current Assets Held For Sale [member] | Classification of Assets as Held For Sale [member] | Industrial Real Estate Complex Via Dell Avena [member]
Assets Held For Sale [Line Items]
Description of non-current asset or disposal group held for sale which were sold or reclassified				Parent signed the preliminary agreement with a third party for the disposal of the idle industrial real estate complex “Via Dell’Avena” located in the city of Altamura (Bari), just a few miles away from its headquarters
Cash consideration on disposal of non-current assets held for sale			1,300,000	€ 1,300,000
Non-current assets or disposal groups classified as held for sale			820,000	€ 820,000
Non-current Assets Held For Sale [member] | Classification of Assets as Held For Sale [member] | Industrial Real Estate Complex Fornello [member]
Assets Held For Sale [Line Items]
Description of non-current asset or disposal group held for sale which were sold or reclassified				Parent signed the sale contract with a third party for the disposal of the idle industrial real estate complex “Fornello” located in the city of Altamura (Bari), just a few miles away from its headquarters
Cash consideration on disposal of non-current assets held for sale		€ 1,250,000
Non-current assets or disposal groups classified as held for sale			€ 884,000	€ 884,000
Non-current Assets Held For Sale [member] | Classification of Assets as Held For Sale [member] | Industrial Real Estate Complex [member]
Assets Held For Sale [Line Items]
Description of non-current asset or disposal group held for sale which were sold or reclassified		Parent signed the sale contract with a third party for the disposal of the idle industrial real estate complex “Fornello” located in the city of Altamura (Bari), just a few miles away from its headquarters.	Parent signed the preliminary agreement with a third party for the disposal of the idle industrial real estate complex “Via Dell’Avena” located in the city of Altamura (Bari), just a few miles away from its headquarters	Parent signed the sale contract with a third party for the disposal of the idle industrial real estate complex “Fornello”, located in the city of Altamura (Bari), just a few miles away from its headquarters.
Cash consideration on disposal of non-current assets held for sale		€ 1,250,000	€ 1,300,000	€ 1,300,000
Number of noncurrent assets held for sale | Asset				2
Vita Group [member] | Share Sell and Purchase Agreement [member] | Disposal Groups Classified as Held For Sale [member] | IMPE S.p.A. [member]
Assets Held For Sale [Line Items]
Disposal group assets held for sale, cumulative income (expense) included in OCI				€ 0
Vita Group [member] | Share Sell and Purchase Agreement [member] | Disposal Groups Classified as Held For Sale [member] | IMPE S.p.A. [member] | Classification of Assets as Held For Sale [member]
Assets Held For Sale [Line Items]
Disposal group assets held for sale, consideration agreed	€ 6,100,000
Disposal group assets held for sale purchase price adjustments	1,800,000
Disposal group assets held for sale, ownership percentage upon closing of sale transaction					100.00%
Disposal group assets held for sale cash consideration received	€ 4,900,000